Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended				9 Months Ended			12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013		Dec. 31, 2012	Mar. 31, 2013		Mar. 31, 2012
Operating Activities
Net income (loss)	$ 4,537		$ (19,401)		$ 111,623		$ (20,152)	$ (34,172)		$ (36,738)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Amortization and accretion of investment securities premium, net	676		689		1,290		720	1,013		1,083
Net (gain) loss on sale of investment securities	(301)		200		(292)		47	247		(6,579)
Net impairment losses on investment securities	34		83		27		325	408		568
Origination of loans held for sale	(57,931)		(295,227)		(228,748)		(752,829)	(898,960)		(961,947)
Proceeds from sale of loans held for sale	57,045		312,828		248,807		780,843	943,429		947,833
Net gain on sale of loans	(1,290)		(5,823)		(5,086)		(20,165)	(23,195)		(17,680)
Provision for loan losses			950		275		7,058	7,733		33,887
OREO valuation adjustments, net	2,279	[1]	11,603	[1]	4,937	[1]	17,498	26,733	[1]	15,338
Provision for unfunded loan commitments	780		2,159		2,708		967	1,392		(309)
Loss provision on deposit method OREO property							3,301	3,301
Gain on sale of OREO	(1,201)		(2,262)		(3,260)		(5,539)	(6,876)		(6,118)
Depreciation and amortization	1,212		1,248		1,871		2,476	3,079		3,494
Loss on disposal of premises and equipment, net	76		79		3		572	651		677
Mortgage servicing rights impairment (recovery)	95		(3,448)		(1,664)		1,787	(403)		2,410
Impairment of real estate held for development and sale					212		535	535		87
Stock-based compensation expense					0		55	55		256
Extinguishment of debt					(134,514)
Decrease in accrued interest receivable	576		1,261		1,347		1,751	2,512		4,278
(Increase) decrease in other assets	107		2,757		5,726		3,699	5,129		(1,749)
Increase in accrued interest and fees payable					6,339		13,494	17,963		15,001
Increase (decrease) in accrued interest payable	(22)		9,127
Decrease in accrued taxes, insurance and employee related expenses	(1,716)		(549)		913		1,120	4		(224)
Increase (decrease) in other liabilities	1,573		(2,236)		(5,837)		(5,136)	(10,412)		13,668
Net cash provided by operating activities	6,529		14,038		6,677		32,427	40,166		7,236
Investing Activities
Proceeds from sale of investment securities	388		6,420		356		5,842	12,262		338,224
Purchase of investment securities	(37,787)		(68,009)		(63,293)		(56,333)	(81,202)		(71,441)
Principal collected on investment securities	24,344		27,773		40,626		32,900	46,251		39,226
Decrease in loans held for investment	29,702		93,471		106,592		249,200	302,907		352,039
Purchases of premises and equipment	(1,947)		(786)		(2,205)		(321)	(434)		(1,590)
Proceeds from sale of OREO	13,899		29,193		38,864		43,276	54,498		70,481
Capitalized improvements of OREO	(28)		(352)		(307)			(300)
Proceeds from sale of real estate held for development and sale										173
FHLB stock redemption					13,690		10,162	10,162		19,037
Net cash provided by investing activities	28,571		87,710		134,323		284,726	344,144		746,149
Financing Activities
Decrease in deposits	(41,239)		(92,817)		(129,750)		(188,153)	(238,321)		(435,140)
Increase (decrease) in advance payments by borrowers for taxes and insurance	39,186		39,681		(19,982)		(21,699)	(1,555)		622
Proceeds from borrowed funds	53,561		60,793		718,989		63,670	92,694		1,656,057
Repayment of borrowed funds	(52,657)		(59,146)		(956,037)		(222,671)	(251,572)		(1,838,959)
Issuance of common stock					175,000
Recapitalization transaction fees					(14,360)
Net cash used in financing activities	(1,149)		(51,489)		(226,140)		(368,853)	(398,754)		(617,420)
Increase (decrease) in cash and cash equivalents	33,951		50,259		(85,140)		(51,700)	(14,444)		135,965
Cash and cash equivalents at beginning of period	143,396		191,280		228,536		242,980	242,980		107,015
Cash and cash equivalents at end of period	177,347		241,539		143,396		191,280	228,536		242,980
Cash paid (received) or credited to accounts:
Interest on deposits and borrowings	2,263		7,277		7,778		17,294	21,097		40,328
Income tax payments (receipts)	22		(1,728)		17		10	(1,735)		10
Non-cash transactions:
Transfer of loans to OREO	7,659		16,423		19,352		62,007	75,169		76,742
Transfer of premises and equipment to OREO							558	558		1,093
Transfer of OREO to premises and equipment							$ 2,870	$ 2,870

[1]	Includes adjustments to the OREO reserve for probable losses and property writedowns.